CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 246,177,744	$ 829	$ 131,140,682	$ 677,332	$ 46,186,277	$ 10,341,491	$ 57,831,133
Balance (in shares) at Dec. 31, 2011		1,661,939,143
Issuance of ordinary shares for share-based compensation	277,309	14	277,295
Issuance of ordinary shares for share-based compensation (in shares)		27,500,000
Issuance of ordinary shares for acquisition of business	4,230,000	20	4,229,980
Issuance of ordinary shares for acquisition of business (in shares)		40,000,000
Share-based compensation recognized	4,464,497		4,464,497
Repurchase of ordinary shares	(14,590,355)	(42)	(14,590,313)
Repurchase of ordinary shares (in shares)		(74,141,480)
Conversion of convertible senior note	1,263,919	11	1,263,908
Conversion of convertible senior note (in shares)		22,800,000
Issuance of warrants	14,889,000			14,889,000
Provision for statutory reserves						230,839	(230,839)
Other comprehensive income	431,986				431,986
Net income	25,739,968						25,739,968
Balance at Dec. 31, 2012	282,884,068	832	126,786,049	15,566,332	46,618,263	10,572,330	83,340,262
Balance (in shares) at Dec. 31, 2012		1,678,097,663
Issuance of ordinary shares for share-based compensation	849,038	18	849,020
Issuance of ordinary shares for share-based compensation (in shares)		35,000,000
Share-based compensation recognized	1,573,729		1,573,729
Repurchase of ordinary shares	(10,123,821)	(32)	(10,123,789)
Repurchase of ordinary shares (in shares)		(78,214,600)
Warrants exercised	27,820,000	100	32,967,232	(5,147,332)
Warrants exercised, (in shares)	200,000,000	200,000,000
Provision for statutory reserves						151,418	(151,418)
Other comprehensive income	8,944,839				8,944,839
Net income	20,661,649						20,661,649
Balance at Dec. 31, 2013	332,609,502	918	152,052,241	10,419,000	55,563,102	10,723,748	103,850,493
Balance (in shares) at Dec. 31, 2013		1,834,883,063
Issuance of ordinary shares for share-based compensation	436,625	4	436,621
Issuance of ordinary shares for share-based compensation (in shares)		7,190,000
Share-based compensation recognized	1,547,780		1,547,780
Repurchase of ordinary shares	(12,410)		(12,410)
Warrants exercised	5,940,000	20	8,662,980	(2,723,000)
Warrants exercised, (in shares)	40,000,000	40,000,000
Warrants forfeited	(2,148,000)			(2,148,000)
Provision for statutory reserves						743,789	(743,789)
Other comprehensive income	1,968,126				1,968,126
Dividends to shareholders	(40,999,308)						(40,999,308)
Net income	22,587,921						22,587,921
Balance at Dec. 31, 2014	$ 321,930,236	$ 942	$ 162,687,212	$ 5,548,000	$ 57,531,228	$ 11,467,537	$ 84,695,317
Balance (in shares) at Dec. 31, 2014		1,882,073,063